Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Components Of The Provision For Income Taxes From Continuing Operations

	2010	2009	2008

Current income tax expense:
U.S.	$ 9.8	$ 71.9	$103.7
Non-U.S.	71.9	87.6	114.6
	81.7	159.5	218.3

Deferred income tax expense (benefit):
U.S.	15.2	20.5	13.9
Non-U.S.	(.9)	--	(9.8)
	14.3	20.5	4.1

Total income tax expense	$96.0	$180.0	$222.4

Significant Components Of Deferred Income Tax Assets And Liabilities

	2010	2009

Deferred tax assets:
Deferred revenue	$ 28.9	$ 34.1
Employee benefits, including share-based compensation	21.1	25.6
Other	10.9	18.3
Total deferred tax assets	60.9	78.0
Deferred tax liabilities:
Property and equipment	(335.6)	(348.9)
Intercompany transfers of property	(35.2)	(45.5)
Deferred costs	(24.5)	(23.5)
Other	(14.3)	(7.7)
Total deferred tax liabilities	(409.6)	(425.6)
Net deferred tax liability	$(348.7)	$(347.6)

Net current deferred tax asset	$ 9.3	$ 29.7
Net noncurrent deferred tax liability	(358.0)	(377.3)
Net deferred tax liability	$(348.7)	$(347.6)

Details Of The Consolidated Effective Income Tax Rate

	2010	2009	2008

Statutory income tax rate	28.0%	35.0%	35.0%
Non-U.K./U.S. taxes	(18.4)	(17.6)	(19.2)
Amortization of deferred charges associated with intercompany rig sales	2.7	1.8	1.3
Redomestication related income taxes	.0	.9	--
Net (benefit) expense in connection with resolutions
of tax issues and adjustments relating to prior years	(.5)	(.9)	.5
Other	3.1	--	(.2)
Effective income tax rate	14.9%	19.2%	17.4%

Reconciliation Of Unrecognized Tax Benefit Amounts

	2010	2009

Balance, beginning of year	$17.6	$26.8
Increases in unrecognized tax benefits as a result of tax positions taken during the current year	1.0	2.0
Increases in unrecognized tax benefits as a result of tax positions taken during prior years	--	--
Decreases in unrecognized tax benefits as a result of tax positions taken during prior years	(.2)	(2.7)
Settlements with taxing authorities	--	(8.7)
Lapse of applicable statutes of limitations	(1.3)	(.8)
Impact of foreign currency exchange rates	(3.4)	1.0
Balance, end of year	$13.7	$17.6